DEBT	12 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
DEBT
6.
DEBT

The short-term and long-term debt were as follows:

	As of September 30,
	2021	2022
Short-term debt:
Short-term bank borrowings (1)	116,376	103,552
Long-term bank borrowings, current portion (1)	219,121	—
Other short-term payable (2)	223,208	6,545
	558,705	110,097
Long-term debt:
Long-term bank borrowings, non-current portion (1)	175,534	—
Other long term payable (2)	25,507	—
	201,041	—
	759,746	110,097

(1)
Bank borrowings

Bank borrowings with MY Bank

On December 17, 2020, the Group entered into a 18-month borrowing agreement with Zhejiang MY Bank (the “MY Bank”) under which the Group borrowed RMB 26,652. The borrowing is used to repay the rental instalment loans for the lessees. The interest rate is 8.5% per annum. Pursuant to the borrowing agreement, the Group is obliged to make monthly repayment of RMB 400 and interest expenses for the first six months and RMB 2,224 and interest expenses of the remaining twelve months. As of September 30, 2021, the Group had outstanding borrowings of RMB 24,652 due to MY Bank.

Upon deconsolidation of Deconsolidated VIE’s Subsidiaries, the bank borrowing with MY Bank with outstanding balance of RMB 24,652 was deconsolidated.

Bank borrowings with SHRB

In July and November 2020, SHRB extended due date of matured borrowing for the principal of RMB 27,000 from September 2019 to January through March of 2022, and due date of borrowing for the principal of RMB 132,000 to March 2023. In December 2020, the Group borrowed two new bank borrowing from SHRB with principal of RMB 25,929 and RMB 9,000, respectively. Both loans bear interest rate of 7.5% per annum and are due in December 2022. These two loans were guaranteed by Suzhou Qingke, collateralize by Suzhou Qinke and Qingke Public Rental, pledged by the accounts receivables guarantee of Suzhou Qingke, Qingke Public Rental and Hangzhou Qingke Residential Management Co., Ltd., and pledged by 77,100,000 treasury shares. The Group used the bank borrowings to repay the outstanding bank borrowings. As of September 30, 2021, the Group had an outstanding balance of RMB 193,929, of which RMB 27,000 was subject to an interest rate of 8.75% per annum and remaining balance was subject to an interest rate of 7.5% per annum. The weighted average interest rate for borrowings drawn under such credit facility was 7.5% and 7.9% per annum for the years ended September 30, 2020 and 2021, respectively.

On September 26, 2020, the Group entered into an 18-month bank credit facility with SHRB under which the Group can draw-down up to RMB108,000 by March 26, 2021 to repay the rental instalment loans on behalf of tenants who early terminated the rented apartments (“departed tenants”) and for the daily operating expenditures. The interest rate for this credit facility was 8.5% per annum. In April 2021, SHRB renewed the terms under which the Group can draw-down up to RMB91,400 by September 27, 2021 and extended the loan term to September 26, 2022.As of September 30, 2021, the Group has drawn down RMB 90,400, all of which is to be repaid within one year. These loans were guaranteed by Suzhou Qingke, collateralized by Suzhou Qingke and Qingke Public Rental, and pledged by 77,100,000 treasury shares.

On April 30, 2020, the Group entered into an 18-month bank loan contract with SHRB under which the Group borrowed RMB 50,000 to repay the rental instalment loans on behalf of departed tenants. The rate of the loan was 7.5% per annum. In April 2021, SHRB extended due date of borrowing for the principal of RMB 50,000 to February 2022. Q&K Investment Consulting and Q&K E-commerce provided guarantee on the loans. As of September 30, 2021, the outstanding balance of the borrowing was RMB 50,000.

On May 28, 2020, the Group entered into an 18-month bank loan contract with SHRB under which the Group borrowed RMB 50,000 to repay the rental instalment loans on behalf of departed tenants. The rate of the loan was 7.5% per annum. In April 2021, SHRB extended due date of borrowing for the principal of RMB 50,000 to February 2022. Q&K Investment Consulting and Q&K E-commerce provided guarantee on the loans. As of September 30, 2021, the outstanding balance of the borrowing was RMB 50,000.

In June 2022, SHRB sold the above loans to the Group to a third party. In the same time SHRB also transferred the 77,100,000 treasury shares pledged to SHRB to the third party. Upon negotiation, the Company issued these shares to the third party to settle part of the obligations. On deconsolidation of the subsidiaries of the VIE, the balance of due to third parties were fully deconsolidated.

Bank borrowings with China Merchants Bank

On June 13, 2017, the Group entered into a 10-year bank loan contract with China Merchants Bank under which the Group borrowed RMB17,210 to purchase buildings for administration office purposes. The loan was collateralized by the buildings purchased under this loan contract. As of September 30, 2021, the net carrying value of the collateralized buildings was RMB 33,626. The weighted average interest rate of the loan was 5.39% per annum for the years ended September 30, 2020 and 2021. As of September 30, 2021, the Group has drawn down RMB 10,326, of which RMB 1,721 is to be repaid within one year, RMB 8,605 to be repaid over one year.

Upon deconsolidation of Deconsolidated VIE’s Subsidiaries, the bank borrowing of RMB 10,326 with China Merchants Bank were deconsolidated.

Rental instalments with SHRB

In the first quarter of 2019, the Group obtained a three-year revolving bank credit facility with SHRB under which the Group can draw-down up to RMB2,000,000, of which RMB1,000,000 is for rental instalment loans, by February 2022 with annual interest rate of 7.5%. As of September 30, 2021 and 2022, excluding the rental instalment loan facility, the Group did not draw down bank borrowings.

(2)
Other short and long term payable

Other long term payable mainly represents loans from certain third party entities with no fixed term at an annual interest rate of 5%. Other short term payable mainly represents loans from certain third party entities due within one year at an annual interest rate ranging between 3.8% and 6%.

For the year ended September 30, 2021, one of the loans from a third party matured and the Group did not repay the principal when due. The Group and the borrower entered into an interest payment agreement, pursuant to which the Group paid 77,250,000 treasury shares to the borrower as interest expenses and extended the loans. Because the interest payment agreement took effective after original borrowing agreement matured, and the original borrowing agreement does not qualify as a trouble debt restructuring under ASC 470-60, such a modification of loan agreement is treated as an extinguishment of original loan agreement. The reacquisition of the loan is referred to the value of the 77,250,000 treasury shares, which was RMB 41,964 and was recorded as a debt extinguishment cost in the consolidated statement of operations.

On May 25, 2022, the Group issued 8,617,124,250 class A ordinary shares to a third party, at a total consideration of RMB 392,104 to settle the outstanding principal of RMB 217,477 and interest of RMB 24,665. The Company recorded inducement expenses of RMB 149,962.